21. Fair Value (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
U.S. GSE debt securities	$ 29,138,914	$ 33,785,469
U.S. Government securities	6,049,688	7,100,590
Fair Value Level 1
U.S. GSE debt securities	0	0
U.S. Government securities	6,049,688	7,100,590
Fair Value Level 2
U.S. GSE debt securities	29,138,914	33,785,469
U.S. Government securities	$ 0	$ 0